Loans (Recorded Investment Of Troubled Debt Restructurings By Class Of Loans) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013		Dec. 31, 2012		Dec. 31, 2011
Financing Receivable, Modifications [Line Items]
Total	$ 6,976		$ 8,492		$ 12,479
Commercial and Industrial Loans and Leases [Member]
Financing Receivable, Modifications [Line Items]
Total	2,455		2,461		3,391
Commercial Real Estate Loans [Member]
Financing Receivable, Modifications [Line Items]
Total	4,521		6,031		9,088
Performing Financing Receivable [Member]
Financing Receivable, Modifications [Line Items]
Total	2,428		370		413
Performing Financing Receivable [Member] | Commercial and Industrial Loans and Leases [Member]
Financing Receivable, Modifications [Line Items]
Total	2,033		66		98
Performing Financing Receivable [Member] | Commercial Real Estate Loans [Member]
Financing Receivable, Modifications [Line Items]
Total	395		304		315
Non-Accrual [Member]
Financing Receivable, Modifications [Line Items]
Total	4,548	[1]	8,122	[1]	12,066	[1]
Non-Accrual [Member] | Commercial and Industrial Loans and Leases [Member]
Financing Receivable, Modifications [Line Items]
Total	422	[1]	2,395	[1]	3,293	[1]
Non-Accrual [Member] | Commercial Real Estate Loans [Member]
Financing Receivable, Modifications [Line Items]
Total	$ 4,126	[1]	$ 5,727	[1]	$ 8,773	[1]

[1]	The non-accrual troubled debt restructurings are included in the Non-Accrual Loan table presented on previous page.